Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Investments in Subsidiaries
Schedule of investments in subsidiaries

		2	1
Name	Domicile	Ownership and votes 2024	Ownership and votes 2023
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%
ProfoundBio, Inc.	Delaware, USA	100%	N/A*
ProfoundBio, US Co	Delaware, USA	100%	N/A*
Profound Limited	Hong Kong, China	100%	N/A*
ProfoundBio co., Ltd.	Suzhou, China	100%	N/A*
ProfoundBio Shanghai Branch, Co., Ltd.	Shanghai, China	100%	N/A*
Beijing Puyifang Biotechnology Co., Ltd.	Beijing, China	100%	N/A*

Parent Company | Reportable Legal Entities
Investments in Subsidiaries
Schedule of investments in subsidiaries

(DKK million)	2024	2023

Cost at January 1	5,237	4,735
Additions	13,208	502
Cost at December 31	18,445	5,237

Impairment at January 1	(1,929)	(1,929)
Impairment for the year	(10,402)	-

Impairment at December 31	(12,331)	(1,929)

Carrying amount at December 31	6,114	3,308